UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2007

[LOGO OF USAA]
   USAA(R)

                                 USAA SMALL CAP
                                       STOCK Fund

                                         [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                         A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JULY 31, 2007

--------------------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Distributions to Shareholders                                           13

    Report of Independent Registered Public Accounting Firm                 14

    Portfolio of Investments                                                15

    Notes to Portfolio of Investments                                       29

    Financial Statements                                                    30

    Notes to Financial Statements                                           33

EXPENSE EXAMPLE                                                             48

ADVISORY AGREEMENTS                                                         50

TRUSTEES' AND OFFICERS' INFORMATION                                         59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                        ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]        NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                          OVERALL RISK OF YOUR PORTFOLIO.

                                                           "

                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or canceled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take some time for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

ANTHONY C. SANTOSUS, CFA                    TIMOTHY J. McCORMACK, CFA
  Batterymarch Financial Management, Inc.     Wellington Management Company, LLP

YU-NIEN (CHARLES) KO, CFA                   STEPHEN T. O'BRIEN, CFA
  Batterymarch Financial Management, Inc.     Wellington Management Company, LLP

STEPHEN LAZENDORF, CFA                      SHAUN F. PEDERSEN
  Batterymarch Financial Management, Inc.     Wellington Management Company, LLP

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended July 31, 2007, the USAA Small Cap Stock Fund had a total return of 16.05%. This compares to returns of 14.93% for the Lipper Small-Cap Core Funds Index, 14.10% for the S&P SmallCap 600 Index, and 12.12% for the Russell 2000 Index.

         The Fund's subadvisers, Batterymarch Financial Management, Inc. (Batterymarch), which manages the growth portion of the Fund against the Russell 2000 Growth Index, and Wellington Management Company, LLP (Wellington Management), which manages the value portion of the Fund against the Russell 2000 Value Index, turned in solid performance. Additionally, the Fund benefited from its overweight in value stocks in the first half of the reporting year when value outperformed growth and from a switch in December to an overweight in growth, just in time for a strong shift in market sentiment away from value.

WHAT LED TO THE STRONG PERFORMANCE IN THE BATTERYMARCH (GROWTH) PORTION OF THE FUND?

         Relative to the Russell 2000 Growth Index, the key driver was stock selection, particularly in the materials and consumer staples sectors, but also in energy and software and services.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

         THE UNMANAGED RUSSELL 2000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. o THE UNMANAGED RUSSELL 2000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Among the holdings in the Batterymarch portion of the Fund have been stocks from companies with tangible products such as those in energy, materials, and industrials. Leading examples include Western Refining, Inc., an independent crude oil refiner in a business where demand is high and supply is depleting, and Chaparral Steel Co., one of North America's largest structural-steel producers, whose product has increasing price power because of global demand. The Batterymarch portion benefited from buyout activity, as in the case of Dobson Cellular, which AT&T, Inc. acquired, and of software company Altiris, Inc., which Symantec Corp. purchased.

WERE THERE ANY AREAS THAT DETRACTED FROM RELATIVE PERFORMANCE IN THE BATTERYMARCH PORTION?

         Sector allocation as a whole was not a positive performance factor, although an underweight in banks--the weakest group in the Russell index--proved beneficial.

         Our stock selection in retailers wasn't very good, and we had some earnings disappointments in health care that detracted from performance in this portion of the Fund. We also couldn't reduce an overweight in specialty retailers in the Batterymarch portion of the Fund quickly enough and suffered a bit as a result.

WHAT'S YOUR OUTLOOK?

         Observers are generally upbeat about the U.S. economy, although the Federal Reserve Board (the Fed) remains concerned about inflationary pressures. It appears that the market is changing direction, with evidence of a shift in favor of growth opportunities over value-oriented stocks. We are having no problem finding small-cap stocks that rank favorably in terms of cash flow, earnings growth, expectations, value, and technicals. All in all, the Batterymarch team is confident in its abilities and positioning

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-28.

         CHAPARRAL STEEL CO. WAS SOLD OUT OF THE FUND PRIOR TO JULY 31, 2007.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         and, as always, will have its portion of the Fund broadly diversified to minimize stock-specific risk.

WHAT LED TO THE SOLID PERFORMANCE IN THE WELLINGTON MANAGEMENT (VALUE) PORTION OF THE FUND?

         The Wellington Management portion of the Fund delivered positive returns relative to the Russell 2000 Value Index in eight of the 10 sectors. Stock selection was strongest in the financials, materials, consumer discretionary, and health care sectors. Overweight positions in industrials and consumer staples and an underweight in financials (focused on banks) also contributed positively to relative performance, although it should be noted that these were simply the result of bottom-up stock-picking, and not sector calls.

         Strong earnings growth from a number of holdings and increased merger and acquisitions activity helped performance. In financials, insurer Universal American Financial Corp. and real estate company Equity Inns, Inc. were among top holdings in the Wellington Management portion of the Fund. In materials, Novelis, Inc. provided strong returns after the aluminum products producer was acquired by Hindalco Industries Ltd. CorVel Corp., a workers' compensation managed health care company, was a strong contributor in the health care sector, although we sold the stock after it reached our price target. Belden CDT, Inc., Universal Corp., and Tempur-Pedic International, Inc. were other strong contributors to performance in the Wellington Management portion of the Fund.

WHAT AREAS DETRACTED FROM PERFORMANCE RELATIVE TO THE RUSSELL 2000 VALUE INDEX?

         Energy was the biggest detractor in the Wellington Management portion of the Fund, largely due to negative stock selection.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Encore Acquisition Co., the oil and natural gas explorer, experienced disappointing results due to slower production and significant capital spending on new reserves. Oil producer Whiting Petroleum Corp. detracted because costs for developing acquired properties were higher than expected and a letdown in production results weighed on the stock. Other detractors in the Wellington Management portion of the Fund included RAIT Financial Trust, Trex Co., Inc., and Valassis Communications, Inc., as well as an underweight in the strong information technology sector.

WHAT'S YOUR STANCE GOING FORWARD?

         The Wellington Management portion of the Fund has added to its industrials holdings, specifically in the capital goods, transportation, and commercial services industries. Within the consumer discretionary sector, we added to retailing and consumer services companies. Our exposure to materials declined when Novelis, Inc. was eliminated after its acquisition, while in financials we have reduced our insurance exposure and remain underweight in banks.

         From everyone at Batterymarch and Wellington Management, we thank you for your continued investment in the Fund.

         ENCORE ACQUISITION CO. WAS SOLD OUT OF THE FUND PRIOR TO JULY 31, 2007.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SMALL CAP STOCK FUND (Ticker Symbol: USCAX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in equity securities of companies with small market capitalizations.

---------------------------------------------------------------------------
                                        7/31/07                  7/31/06
---------------------------------------------------------------------------
Net Assets                          $514.2 Million           $375.2 Million
Net Asset Value Per Share               $15.29                   $13.99

---------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/07
---------------------------------------------------------------------------

1 YEAR                     5 YEARS               SINCE INCEPTION ON 8/02/99
16.05%                     13.33%                          7.60%

----------------------------------
          EXPENSE RATIO*
----------------------------------
Before Reimbursement         1.30%
After Reimbursement          1.30%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.40%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 1.40%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               S&P SMALLCAP    LIPPER SMALL-CAP CORE     RUSSELL 2000    USAA SMALL CAP
                600 INDEX           FUNDS INDEX             INDEX          STOCK FUND
 7/31/99        $10,000.00           $10,000.00           $10,000.00       $10,000.00
 8/31/99          9,560.00             9,633.31             9,629.91         9,900.00
 9/30/99          9,600.47             9,625.84             9,632.01         9,890.00
10/31/99          9,576.34             9,709.63             9,671.03        10,080.00
11/30/99          9,976.71            10,335.55            10,248.48        11,560.00
12/31/99         10,796.83            11,450.45            11,408.60        13,220.00
 1/31/00         10,462.26            11,230.39            11,225.40        13,460.00
 2/29/00         11,863.32            12,813.84            13,079.11        16,650.00
 3/31/00         11,424.68            12,631.62            12,216.80        14,010.00
 4/30/00         11,228.84            11,929.22            11,481.65        12,430.00
 5/31/00         10,895.99            11,422.09            10,812.48        11,870.00
 6/30/00         11,540.32            12,429.60            11,755.01        13,760.00
 7/31/00         11,257.02            12,043.21            11,376.82        13,170.00
 8/31/00         12,254.87            13,116.13            12,244.88        14,580.00
 9/30/00         11,921.21            12,779.06            11,885.00        14,030.00
10/31/00         11,995.81            12,394.65            11,354.45        12,750.00
11/30/00         10,746.87            11,160.35            10,188.90        10,540.00
12/31/00         12,070.73            12,244.33            11,063.95        11,380.00
 1/31/01         12,588.15            12,680.17            11,639.98        11,640.00
 2/28/01         11,819.96            11,874.71            10,876.23        10,400.00
 3/31/01         11,277.92            11,313.31            10,344.21         9,300.00
 4/30/01         12,137.56            12,214.65            11,153.43        10,240.00
 5/31/01         12,369.75            12,659.79            11,427.58        10,380.00
 6/30/01         12,823.10            13,051.24            11,822.17        10,500.00
 7/31/01         12,608.72            12,748.89            11,182.24        10,340.00
 8/31/01         12,321.25            12,392.12            10,821.07         9,970.00
 9/30/01         10,655.61            10,768.42             9,364.42         8,810.00
10/31/01         11,223.83            11,408.15             9,912.43         9,190.00
11/30/01         12,044.86            12,255.94            10,679.82         9,740.00
12/31/01         12,859.94            13,116.77            11,339.01        10,340.00
 1/31/02         12,972.09            12,961.37            11,221.07        10,410.00
 2/28/02         12,749.02            12,615.30            10,913.54        10,230.00
 3/31/02         13,756.06            13,584.61            11,790.68        11,000.00
 4/30/02         14,144.79            13,651.36            11,898.14        11,250.00
 5/31/02         13,559.32            13,142.54            11,370.08        10,800.00
 6/30/02         12,857.96            12,406.40            10,805.92        10,240.00
 7/31/02         11,042.02            10,720.11             9,173.90         9,610.00
 8/31/02         11,146.75            10,776.93             9,150.53         9,610.00
 9/30/02         10,464.60            10,014.07             8,493.40         9,000.00
10/31/02         10,799.59            10,369.96             8,765.71         9,010.00
11/30/02         11,362.14            11,135.22             9,548.00         9,330.00
12/31/02         10,978.64            10,594.24             9,016.37         9,210.00
 1/31/03         10,601.28            10,284.44             8,766.83         8,940.00
 2/28/03         10,262.06             9,963.31             8,501.93         8,710.00
 3/31/03         10,342.68            10,047.44             8,611.41         8,940.00
 4/30/03         11,182.06            10,884.07             9,427.92         9,490.00
 5/31/03         12,083.73            11,840.23            10,439.66         9,890.00
 6/30/03         12,397.71            12,112.81            10,628.58        10,140.00
 7/31/03         13,042.34            12,733.98            11,293.61        10,380.00
 8/31/03         13,677.05            13,285.85            11,811.41        10,740.00
 9/30/03         13,275.33            12,997.31            11,593.39        10,580.00
10/31/03         14,426.05            14,018.66            12,566.97        11,300.00
11/30/03         14,971.93            14,523.67            13,012.94        11,650.00
12/31/03         15,237.13            14,927.55            13,276.95        11,730.00
 1/31/04         15,675.25            15,400.48            13,853.78        12,010.00
 2/29/04         15,976.89            15,668.47            13,977.97        12,150.00
 3/31/04         16,185.11            15,838.36            14,108.24        12,310.00
 4/30/04         15,648.51            15,294.02            13,388.94        11,870.00
 5/31/04         15,887.96            15,427.13            13,602.04        11,950.00
 6/30/04         16,768.21            16,085.71            14,174.87        12,460.00
 7/31/04         15,849.40            15,238.13            13,220.43        11,820.00
 8/31/04         15,709.52            15,104.82            13,152.48        11,720.00
 9/30/04         16,537.90            15,855.95            13,769.94        12,320.00
10/31/04         16,846.35            16,115.60            14,040.99        12,560.00
11/30/04         18,285.96            17,388.27            15,258.88        13,510.00
12/31/04         18,688.26            17,669.31            15,710.54        13,931.22
 1/31/05         18,265.16            17,157.02            15,055.04        13,571.90
 2/28/05         18,788.75            17,557.88            15,310.04        13,951.75
 3/31/05         18,302.33            17,115.78            14,871.77        13,664.30
 4/30/05         17,280.08            16,191.56            14,020.08        12,996.99
 5/31/05         18,424.55            17,059.29            14,937.71        13,787.49
 6/30/05         19,023.60            17,640.70            15,513.87        14,475.32
 7/31/05         20,168.85            18,689.08            16,496.76        15,193.96
 8/31/05         19,871.49            18,516.38            16,190.90        14,875.71
 9/30/05         20,046.42            18,693.03            16,241.69        15,050.23
10/31/05         19,418.93            18,119.17            15,737.39        14,444.53
11/30/05         20,310.69            18,947.15            16,501.38        15,039.96
12/31/05         20,123.69            19,004.64            16,425.96        15,040.05
 1/31/06         21,808.37            20,452.70            17,898.91        15,847.94
 2/28/06         21,645.01            20,317.49            17,849.64        15,814.74
 3/31/06         22,707.05            21,212.42            18,715.65        16,434.49
 4/30/06         22,704.99            21,371.82            18,712.60        16,567.30
 5/31/06         21,668.13            20,340.18            17,661.69        15,726.21
 6/30/06         21,672.21            20,201.97            17,775.25        15,847.94
 7/31/06         20,927.60            19,515.89            17,196.87        15,482.73
 8/31/06         21,287.98            19,901.98            17,706.02        15,737.27
 9/30/06         21,481.49            19,994.94            17,853.43        15,980.75
10/31/06         22,545.13            20,962.29            18,881.39        16,755.44
11/30/06         23,169.63            21,573.48            19,378.06        17,364.12
12/31/06         23,166.17            21,608.36            19,442.96        17,344.33
 1/31/07         23,643.10            21,994.45            19,768.32        17,755.61
 2/28/07         23,514.78            22,043.89            19,611.46        17,790.86
 3/31/07         23,909.04            22,286.80            19,821.41        18,166.89
 4/30/07         24,441.99            22,922.82            20,177.45        18,672.18
 5/31/07         25,567.16            23,912.24            21,004.85        19,482.99
 6/30/07         25,148.46            23,670.31            20,696.56        19,177.47
 7/31/07         23,879.36            22,429.88            19,281.03        17,967.12

                                   [END CHART]

         *DATA FROM 7/31/99 THROUGH 7/31/07.

         SEE PAGE 10 FOR BENCHMARK DEFINITIONS.

         *THE PERFORMANCE OF THE LIPPER  SMALL-CAP CORE FUNDS INDEX, THE RUSSELL
          2000 INDEX, AND THE S&P SMALLCAP 600 INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The  graph  on  page  9  illustrates   the   comparison  of  a  $10,000
         hypothetical investment in the USAA Small Cap Stock Fund to the following benchmarks:

         o The S&P SmallCap 600(R) Index is an unmanaged market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

         o The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

         o The unmanaged Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------
         TOP 10 EQUITY HOLDINGS
           (% of Net Assets)
---------------------------------------

Belden, Inc.                       2.1%

Carlisle Companies, Inc.           1.6%

Assured Guaranty Ltd.              1.2%

Maximus, Inc.                      1.1%

Mueller Industries, Inc.           1.1%

Acuity Brands, Inc.                1.0%

Casey's General Stores, Inc.       1.0%

Delphi Financial Group, Inc. "A"   0.9%

Priceline.com, Inc.                0.9%

Whiting Petroleum Corp.            0.9%
---------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-28.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

          SECTOR ASSET ALLOCATION
                 7/31/2007

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Industrials                           20.9%

Consumer Discretionary                18.0%

Information Technology                15.2%

Financials                            14.0%

Health Care                           10.5%

Energy                                 5.3%

Consumer Staples                       4.3%

Materials                              4.0%

Utilities                              2.2%

Telecommunication Services             1.3%

Short-Term Investments*               18.1%

               [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA SMALL CAP STOCK FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         12.00% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended July 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $22,050,000 as long-term capital gains for the fiscal year ended July 31, 2007.

         For the fiscal year ended July 31, 2007,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $136,000 as qualifying interest income.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA SMALL CAP STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Small Cap Stock Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Small Cap Stock Fund at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
September 17, 2007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMON STOCKS (95.7%)

              CONSUMER DISCRETIONARY (18.0%)
              ------------------------------
              ADVERTISING (0.9%)
    90,500    Catalina Marketing Corp.                                                          $  2,732
    62,510    Clear Channel Outdoor Holdings, Inc. "A"*(a)                                         1,716
                                                                                                --------
                                                                                                   4,448
                                                                                                --------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
    73,700    Carter's, Inc.*                                                                      1,560
    68,430    Fossil, Inc.*                                                                        1,748
    44,540    Movado Group, Inc.                                                                   1,258
    36,100    Phillips-Van Heusen Corp.                                                            1,879
    82,100    Unifirst Corp.                                                                       3,084
                                                                                                --------
                                                                                                   9,529
                                                                                                --------
              APPAREL RETAIL (3.3%)
    65,300    Aeropostale, Inc.*                                                                   2,487
   158,400    Cato Corp. "A"                                                                       3,276
     6,020    DSW Inc. "A"*(a)                                                                       200
    33,550    Gymboree Corp.*                                                                      1,444
    23,300    Maidenform Brands, Inc.*                                                               419
    25,490    Men's Wearhouse, Inc.                                                                1,259
    45,000    Payless ShoeSource, Inc.*                                                            1,198
   251,450    Stage Stores, Inc.                                                                   4,486
    92,000    Talbots, Inc.(a)                                                                     2,115
                                                                                                --------
                                                                                                  16,884
                                                                                                --------
              AUTO PARTS & EQUIPMENT (1.0%)
    46,609    American Axle & Manufacturing Holdings, Inc.                                         1,128
    56,610    Lear Corp.*                                                                          1,901
    47,200    Modine Manufacturing Co.                                                             1,208
    77,850    Spartan Motors, Inc.                                                                   951
                                                                                                --------
                                                                                                   5,188
                                                                                                --------
              AUTOMOTIVE RETAIL (0.3%)
    37,600    CSK Auto Corp.*                                                                        513
    44,890    RSC Holdings, Inc.*                                                                    953
                                                                                                --------
                                                                                                   1,466
                                                                                                --------
              BROADCASTING & CABLE TV (0.4%)
    61,600    Cox Radio, Inc. "A"*                                                                   798
    91,860    Sinclair Broadcast Group, Inc. "A"                                                   1,198
                                                                                                --------
                                                                                                   1,996
                                                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CASINOS & GAMING (0.4%)
    78,150    WMS Industries, Inc.*                                                             $  2,039
                                                                                                --------
              FOOTWEAR (0.6%)
    54,750    Skechers U.S.A., Inc. "A"*                                                           1,138
    50,700    Steven Madden Ltd.                                                                   1,430
    25,540    Wolverine World Wide, Inc.                                                             691
                                                                                                --------
                                                                                                   3,259
                                                                                                --------
              HOME FURNISHINGS (0.5%)
    76,500    Tempur-Pedic International, Inc.(a)                                                  2,383
                                                                                                --------
              HOMEFURNISHING RETAIL (0.8%)
    82,160    Aaron Rents, Inc. "B"                                                                1,900
   125,760    Rent-A-Center, Inc.*                                                                 2,441
                                                                                                --------
                                                                                                   4,341
                                                                                                --------
              HOUSEHOLD APPLIANCES (0.5%)
   115,000    Helen of Troy Ltd.*                                                                  2,554
                                                                                                --------
              INTERNET RETAIL (0.9%)
    75,580    Priceline.com, Inc.*(a)                                                              4,822
                                                                                                --------
              LEISURE FACILITIES (0.6%)
    55,800    Vail Resorts, Inc.*(a)                                                               2,988
                                                                                                --------
              LEISURE PRODUCTS (0.2%)
    43,080    JAKKS Pacific, Inc.*                                                                 1,021
                                                                                                --------
              PUBLISHING (0.3%)
   134,800    Valassis Communications, Inc.*(a)                                                    1,600
                                                                                                --------
              RESTAURANTS (2.1%)
    52,800    CEC Entertainment, Inc.*                                                             1,558
    11,850    Chipotle Mexican Grill, Inc. "B"*                                                      962
   192,460    CKE Restaurants, Inc.                                                                3,328
   135,000    RARE Hospitality International, Inc.*                                                3,613
    64,500    Sonic Corp.*                                                                         1,332
                                                                                                --------
                                                                                                  10,793
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SPECIALIZED CONSUMER SERVICES (1.7%)
   113,500    Matthews International Corp. "A"                                                  $  4,343
   102,157    Sotheby's Holdings, Inc. "A"                                                         4,367
                                                                                                --------
                                                                                                   8,710
                                                                                                --------
              SPECIALTY STORES (1.6%)
    59,840    Cabelas, Inc.*                                                                       1,221
    47,900    Dick's Sporting Goods, Inc.*                                                         2,694
   177,600    Hibbett Sports, Inc.*                                                                4,552
                                                                                                --------
                                                                                                   8,467
                                                                                                --------
              Total Consumer Discretionary                                                        92,488
                                                                                                --------
              CONSUMER STAPLES (4.3%)
              -----------------------
              BREWERS (0.2%)
    33,200    Boston Beer Co., Inc. "A"*                                                           1,353
                                                                                                --------
              DRUG RETAIL (0.2%)
    20,380    Longs Drug Stores Corp.                                                                986
                                                                                                --------
              FOOD RETAIL (1.3%)
   193,800    Casey's General Stores, Inc.                                                         4,831
    62,734    Winn Dixie Stores, Inc.*(a)                                                          1,676
                                                                                                --------
                                                                                                   6,507
                                                                                                --------
              PACKAGED FOODS & MEAT (0.8%)
    44,604    Hain Celestial Group, Inc.*                                                          1,209
   108,100    Lance, Inc.                                                                          2,723
                                                                                                --------
                                                                                                   3,932
                                                                                                --------
              PERSONAL PRODUCTS (1.2%)
   204,460    American Oriental Bioengineering, Inc.*(a)                                           1,472
    23,080    Chattem, Inc.*(a)                                                                    1,296
    80,600    Herbalife Ltd.                                                                       3,303
                                                                                                --------
                                                                                                   6,071
                                                                                                --------
              TOBACCO (0.6%)
    57,600    Universal Corp.(a)                                                                   3,180
                                                                                                --------
              Total Consumer Staples                                                              22,029
                                                                                                --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ENERGY (5.3%)
              -------------
              OIL & GAS DRILLING (0.2%)
    72,840    Pioneer Drilling Co.*                                                             $    916
                                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (1.4%)
    99,390    Global Industries Ltd.*                                                              2,574
    62,145    RPC, Inc.                                                                              752
    31,360    TETRA Technologies, Inc.*                                                              872
    45,890    W-H Energy Services, Inc.*                                                           2,941
                                                                                                --------
                                                                                                   7,139
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   143,220    Mariner Energy, Inc.*                                                                3,026
   122,800    Penn Virginia Corp.                                                                  4,753
   120,600    Whiting Petroleum Corp.*                                                             4,953
                                                                                                --------
                                                                                                  12,732
                                                                                                --------
              OIL & GAS REFINING & MARKETING (1.3%)
    49,600    Alon USA Energy, Inc.                                                                1,769
    58,190    Delek US Holdings, Inc.                                                              1,541
    62,275    Western Refining, Inc.(a)                                                            3,456
                                                                                                --------
                                                                                                   6,766
                                                                                                --------
              Total Energy                                                                        27,553
                                                                                                --------
              FINANCIALS (14.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   163,800    Ares Capital Corp.                                                                   2,554
                                                                                                --------
              CONSUMER FINANCE (1.7%)
    32,790    Advance America, Cash Advance Centers, Inc.                                            481
    62,800    Asta Funding, Inc.(a)                                                                2,266
    45,850    Cash America International, Inc.                                                     1,679
    73,300    Credit Acceptance Corp.*(a)                                                          1,899
    47,820    Dollar Financial Corp.*                                                              1,198
    47,910    EZCORP, Inc. "A"*                                                                      577
    22,430    First Cash Financial Services, Inc.*                                                   489
                                                                                                --------
                                                                                                   8,589
                                                                                                --------
              INVESTMENT BANKING & BROKERAGE (0.2%)
    16,000    Stifel Financial Corp.*                                                                884
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (1.4%)
   118,600    Delphi Financial Group, Inc. "A"                                                  $  4,764
   120,400    Universal American Financial Corp.*                                                  2,397
                                                                                                --------
                                                                                                   7,161
                                                                                                --------
              PROPERTY & CASUALTY INSURANCE (1.3%)
   241,600    Assured Guaranty Ltd.                                                                5,881
    12,920    ProAssurance Corp.*                                                                    638
                                                                                                --------
                                                                                                   6,519
                                                                                                --------
              REGIONAL BANKS (1.3%)
    50,000    First Midwest Bancorp, Inc.                                                          1,645
    82,280    International Bancshares Corp.                                                       1,813
    55,900    MB Financial, Inc.                                                                   1,782
    39,100    Westamerica Bancorp(a)                                                               1,600
                                                                                                --------
                                                                                                   6,840
                                                                                                --------
              REINSURANCE (0.7%)
    37,600    IPC Holdings Ltd.                                                                      933
    87,800    Platinum Underwriters Holdings Ltd.                                                  2,915
                                                                                                --------
                                                                                                   3,848
                                                                                                --------
              REITs - DIVERSIFIED (0.5%)
    56,100    Cousins Properties, Inc.(a)                                                          1,442
    16,600    PS Business Parks, Inc.                                                                848
                                                                                                --------
                                                                                                   2,290
                                                                                                --------
              REITs - MORTGAGE (0.8%)
    43,480    Crystal River Capital, Inc.                                                            756
    27,500    Newcastle Investment Corp.                                                             495
    74,100    NorthStar Realty Finance Corp.                                                         748
   185,600    RAIT Financial Trust(a)                                                              1,923
                                                                                                --------
                                                                                                   3,922
                                                                                                --------
              REITs - OFFICE (0.4%)
    71,900    Maguire Properties, Inc.                                                             2,057
                                                                                                --------
              REITs - RESIDENTIAL (0.3%)
    68,300    American Campus Communities, Inc.                                                    1,745
                                                                                                --------
              REITs - RETAIL (1.6%)
    67,400    Acadia Realty Trust                                                                  1,552
   106,340    National Retail Properties, Inc.(a)                                                  2,303

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    28,800    Pennsylvania REIT                                                                 $  1,122
   140,400    Realty Income Corp.(a)                                                               3,295
                                                                                                --------
                                                                                                   8,272
                                                                                                --------
              REITs - SPECIALIZED (1.7%)
   122,900    Equity Inns, Inc.                                                                    2,748
    81,900    FelCor Lodging Trust, Inc.                                                           1,799
    77,200    OMEGA Healthcare Investors, Inc.                                                       998
   225,700    U-Store-It Trust(a)                                                                  3,230
                                                                                                --------
                                                                                                   8,775
                                                                                                --------
              SPECIALIZED FINANCE (1.1%)
   172,900    Asset Acceptance Capital Corp.                                                       2,400
    82,800    Financial Federal Corp.(a)                                                           2,347
    23,350    Portfolio Recovery Associates, Inc.(a)                                               1,220
                                                                                                --------
                                                                                                   5,967
                                                                                                --------
              THRIFTS & MORTGAGE FINANCE (0.5%)
    16,160    FirstFed Financial Corp.*(a)                                                           730
   140,700    NewAlliance Bancshares, Inc.(a)                                                      1,901
                                                                                                --------
                                                                                                   2,631
                                                                                                --------
              Total Financials                                                                    72,054
                                                                                                --------
              HEALTH CARE (10.5%)
              -------------------
              BIOTECHNOLOGY (0.4%)
    58,700    Cubist Pharmaceuticals, Inc.*                                                        1,353
    28,230    Omrix Biopharmaceuticals, Inc.*                                                        810
                                                                                                --------
                                                                                                   2,163
                                                                                                --------
              HEALTH CARE EQUIPMENT (2.0%)
    59,360    Arthrocare Corp.*                                                                    3,005
    91,020    CONMED Corp.*                                                                        2,539
    10,000    Datascope Corp.                                                                        344
    44,253    Integra Lifesciences Holdings Corp.*(a)                                              2,197
    52,600    Orthofix International NV*                                                           2,265
                                                                                                --------
                                                                                                  10,350
                                                                                                --------
              HEALTH CARE FACILITIES (1.4%)
   178,600    Amsurg Corp. "A"*                                                                    4,490
    60,890    Medcath Corp.*                                                                       1,845
    62,300    Sun Healthcare Group, Inc.*                                                            842
                                                                                                --------
                                                                                                   7,177
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (1.6%)
    37,375    Bio-Reference Laboratories, Inc.*                                                 $    956
    37,200    Chemed Corp.                                                                         2,354
    61,870    Emergency Medical Services Corp. "A"*                                                2,414
    66,350    inVentiv Health, Inc.*                                                               2,354
                                                                                                --------
                                                                                                   8,078
                                                                                                --------
              HEALTH CARE SUPPLIES (1.2%)
    46,850    Cynosure, Inc. "A"*                                                                  1,463
     6,950    Haemonetics Corp.*                                                                     343
    89,360    West Pharmaceutical Services, Inc.                                                   4,136
                                                                                                --------
                                                                                                   5,942
                                                                                                --------
              LIFE SCIENCES TOOLS & SERVICES (1.1%)
     9,600    ICON plc ADR*                                                                          449
    59,710    Parexel International Corp.*                                                         2,414
    44,900    Varian, Inc.*                                                                        2,700
                                                                                                --------
                                                                                                   5,563
                                                                                                --------
              MANAGED HEALTH CARE (1.1%)
    64,500    AMERIGROUP Corp.*                                                                    1,785
   122,800    Centene Corp.*                                                                       2,654
    78,030    Healthspring, Inc.*                                                                  1,334
                                                                                                --------
                                                                                                   5,773
                                                                                                --------
              PHARMACEUTICALS (1.7%)
    88,490    K-V Pharmaceutical Co. "A"*(a)                                                       2,419
    38,201    Medicines Co.*                                                                         608
    89,080    Par Pharmaceutical Companies, Inc.*                                                  2,110
    72,580    Sciele Pharma, Inc.*(a)                                                              1,683
    77,040    Valeant Pharmaceuticals International                                                1,209
    58,803    Viropharma, Inc.*                                                                      756
                                                                                                --------
                                                                                                   8,785
                                                                                                --------
              Total Health Care                                                                   53,831
                                                                                                --------
              INDUSTRIALS (20.9%)
              -------------------
              AEROSPACE & DEFENSE (0.6%)
    12,899    Ceradyne, Inc.*                                                                        963
    51,400    Teledyne Technologies, Inc.*                                                         2,280
                                                                                                --------
                                                                                                   3,243
                                                                                                --------
              AIR FREIGHT & LOGISTICS (0.7%)
   110,820    Hub Group, Inc. "A"*                                                                 3,770
                                                                                                --------

22

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              AIRLINES (0.5%)
   274,800    AirTran Holdings, Inc.*(a)                                                        $  2,704
                                                                                                --------
              BUILDING PRODUCTS (0.9%)
    78,500    Simpson Manufacturing Co., Inc.(a)                                                   2,656
   114,500    Trex Co., Inc.*(a)                                                                   1,912
                                                                                                --------
                                                                                                   4,568
                                                                                                --------
              COMMERCIAL PRINTING (1.1%)
   181,200    Bowne & Co., Inc.                                                                    3,142
    37,017    Consolidated Graphics, Inc.*                                                         2,440
                                                                                                --------
                                                                                                   5,582
                                                                                                --------
              CONSTRUCTION & ENGINEERING (0.0%)
     6,200    Sterling Construction Co., Inc.*                                                       121
                                                                                                --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    13,700    Cascade Corp.                                                                          928
    87,680    Westinghouse Air Brake Technologies Corp.                                            3,581
                                                                                                --------
                                                                                                   4,509
                                                                                                --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.4%)
    70,870    TeleTech Holdings, Inc.*                                                             2,079
                                                                                                --------
              ELECTRICAL COMPONENTS & EQUIPMENT (4.6%)
    89,430    Acuity Brands, Inc.                                                                  5,285
   200,956    Belden, Inc.                                                                        11,009
   194,700    Deswell Industries, Inc.                                                             2,046
    48,700    Genlyte Group, Inc.*                                                                 3,388
    91,200    GrafTech International Ltd.*                                                         1,413
    20,430    Lamson & Sessions Co.*                                                                 452
                                                                                                --------
                                                                                                  23,593
                                                                                                --------
              ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
    43,210    Layne Christensen Co.*                                                               1,952
   101,010    Waste Connections, Inc.*                                                             3,131
                                                                                                --------
                                                                                                   5,083
                                                                                                --------
              HIGHWAYS & RAILTRACKS (0.4%)
   108,400    Quixote Corp.                                                                        2,031
                                                                                                --------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.9%)
    24,620    Administaff, Inc.                                                                      805
    29,073    Heidrick & Struggles International, Inc.*                                            1,563

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    85,316    Kforce, Inc.*                                                                     $  1,236
    40,800    Korn/Ferry International*                                                              964
                                                                                                --------
                                                                                                   4,568
                                                                                                --------
              INDUSTRIAL CONGLOMERATES (2.1%)
   181,300    Carlisle Companies, Inc.                                                             8,209
    40,950    Tredegar Corp.                                                                         752
    79,420    Walter Industries, Inc.                                                              1,986
                                                                                                --------
                                                                                                  10,947
                                                                                                --------
              INDUSTRIAL MACHINERY (3.1%)
    77,400    Albany International Corp. "A"(a)                                                    2,901
    57,300    Barnes Group, Inc.(a)                                                                1,788
    37,110    EnPro Industries, Inc.*                                                              1,461
    43,000    ESCO Technologies, Inc.*(a)                                                          1,560
    31,040    Gardner Denver, Inc.*                                                                1,291
   147,000    Mueller Industries, Inc.                                                             5,421
    32,900    Robbins & Myers, Inc.                                                                1,735
                                                                                                --------
                                                                                                  16,157
                                                                                                --------
              MARINE (0.4%)
    68,480    Horizon Lines, Inc.                                                                  1,976
                                                                                                --------
              OFFICE SERVICES & SUPPLIES (1.6%)
   151,300    ACCO Brands Corp.*(a)                                                                3,129
    83,760    IKON Office Solutions, Inc.                                                          1,161
    58,600    United Stationers, Inc.*                                                             3,735
                                                                                                --------
                                                                                                   8,025
                                                                                                --------
              RAILROADS (0.5%)
    99,700    Genesee & Wyoming, Inc. "A"*                                                         2,557
                                                                                                --------
              TRADING COMPANIES & DISTRIBUTORS (0.5%)
    19,290    Applied Industrial Technologies, Inc.                                                  548
    35,068    Houston Wire & Cable Co.*(a)                                                           904
    20,170    MSC Industrial Direct Co., Inc. "A"                                                  1,014
                                                                                                --------
                                                                                                   2,466
                                                                                                --------
              TRUCKING (0.7%)
   167,600    Vitran Corp., Inc. "A"*                                                              3,369
                                                                                                --------
              Total Industrials                                                                  107,348
                                                                                                --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (15.2%)
              ------------------------------
              APPLICATION SOFTWARE (2.0%)
   100,890    Aspen Technology, Inc.*                                                           $  1,251
   194,665    Henry Jack & Associates, Inc.                                                        4,676
   184,710    Informatica Corp.*                                                                   2,575
    67,670    Interactive Intelligence, Inc.*                                                      1,400
    35,410    Nuance Communications, Inc.*(a)                                                        583
                                                                                                --------
                                                                                                  10,485
                                                                                                --------
              COMMUNICATIONS EQUIPMENT (1.7%)
    67,024    Arris Group, Inc.*                                                                     993
    67,500    Dycom Industries, Inc.*                                                              1,887
   128,071    Ixia*                                                                                1,199
    50,030    Netgear, Inc.*                                                                       1,384
    73,630    Polycom, Inc.*                                                                       2,280
    70,610    ShoreTel, Inc.*                                                                        919
                                                                                                --------
                                                                                                   8,662
                                                                                                --------
              COMPUTER STORAGE & PERIPHERALS (1.0%)
    80,600    Electronics for Imaging, Inc.*                                                       2,116
    23,075    Novatel Wireless, Inc.*                                                                497
   115,700    Xyratex Ltd.*                                                                        2,572
                                                                                                --------
                                                                                                   5,185
                                                                                                --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    52,530    CSG Systems International, Inc.*                                                     1,314
    51,826    Euronet Worldwide, Inc.*                                                             1,317
                                                                                                --------
                                                                                                   2,631
                                                                                                --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
    25,540    Coherent, Inc.*                                                                        740
    50,910    Dolby Laboratories, Inc. "A"*                                                        1,693
                                                                                                --------
                                                                                                   2,433
                                                                                                --------
              ELECTRONIC MANUFACTURING SERVICES (0.8%)
   182,000    Nam Tai Electronics, Inc.                                                            2,346
    73,945    Smart Modular Technologies (WWH), Inc.*                                                909
    58,400    TTM Technologies, Inc.*                                                                761
                                                                                                --------
                                                                                                   4,016
                                                                                                --------
              INTERNET SOFTWARE & SERVICES (1.6%)
    43,060    Digital River, Inc.*                                                                 1,938
   124,090    J2 Global Communications, Inc.*(a)                                                   4,050

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    47,000    Open Text Corp.*(a)                                                               $    883
    76,920    Websense, Inc.*                                                                      1,536
                                                                                                --------
                                                                                                   8,407
                                                                                                --------
              IT CONSULTING & OTHER SERVICES (1.4%)
   141,646    Maximus, Inc.                                                                        5,920
   110,880    MPS Group, Inc.*                                                                     1,478
                                                                                                --------
                                                                                                   7,398
                                                                                                --------
              SEMICONDUCTOR EQUIPMENT (2.4%)
    52,190    Advanced Energy Industries, Inc.*                                                      924
   178,170    Amkor Technology, Inc.*(a)                                                           2,202
   111,890    Asyst Technologies, Inc.*                                                              748
    89,110    Brooks Automation, Inc.*                                                             1,566
    32,510    Eagle Test Systems, Inc.*                                                              487
    75,100    MKS Instruments, Inc.*                                                               1,705
    36,850    Tessera Technologies, Inc.*                                                          1,516
    61,494    Varian Semiconductor Equipment Associates, Inc.*                                     2,890
                                                                                                --------
                                                                                                  12,038
                                                                                                --------
              SEMICONDUCTORS (1.5%)
    25,350    Diodes, Inc.*                                                                          674
   224,660    ON Semiconductor Corp.*                                                              2,655
    92,160    PMC-Sierra, Inc.*                                                                      702
   148,300    Silicon Image, Inc.*                                                                 1,011
   253,070    TriQuint Semiconductor, Inc.*                                                        1,119
    89,630    Zoran Corp.*                                                                         1,690
                                                                                                --------
                                                                                                   7,851
                                                                                                --------
              SYSTEMS SOFTWARE (1.8%)
    55,200    MICROS Systems, Inc.*                                                                2,941
    34,520    Progress Software Corp.*                                                             1,044
    91,420    Radiant Systems, Inc.*                                                               1,271
   158,320    Sybase, Inc.*                                                                        3,755
                                                                                                --------
                                                                                                   9,011
                                                                                                --------
              Total Information Technology                                                        78,117
                                                                                                --------
              MATERIALS (4.0%)
              ----------------
              ALUMINUM (0.5%)
    52,200    Century Aluminum Co.*                                                                2,690
                                                                                                --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.6%)
    49,000    Compass Minerals International, Inc.                                              $  1,609
    18,040    RTI International Metals, Inc.*                                                      1,430
                                                                                                --------
                                                                                                   3,039
                                                                                                --------
              FOREST PRODUCTS (0.3%)
    30,800    Deltic Timber Corp.                                                                  1,601
                                                                                                --------
              METAL & GLASS CONTAINERS (1.0%)
    73,000    AptarGroup, Inc.                                                                     2,657
    42,600    Greif, Inc. "A"                                                                      2,343
                                                                                                --------
                                                                                                   5,000
                                                                                                --------
              PAPER PACKAGING (0.3%)
    46,700    Rock-Tenn Co. "A"                                                                    1,435
                                                                                                --------
              PRECIOUS METALS & MINERALS (0.2%)
   165,220    Hecla Mining Co.*                                                                    1,297
                                                                                                --------
              SPECIALTY CHEMICALS (0.3%)
    51,750    H.B. Fuller Co.                                                                      1,430
                                                                                                --------
              STEEL (0.8%)
    24,270    Cleveland-Cliffs, Inc.(a)                                                            1,681
    60,410    Metal Management, Inc.                                                               2,538
                                                                                                --------
                                                                                                   4,219
                                                                                                --------
              Total Materials                                                                     20,711
                                                                                                --------
              TELECOMMUNICATION SERVICES (1.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    79,100    Atlantic Tele-Network, Inc.                                                          2,308
                                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   373,280    Dobson Communications Corp. "A"*                                                     4,647
                                                                                                --------
              Total Telecommunication Services                                                     6,955
                                                                                                --------
              UTILITIES (2.2%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
    87,900    Weststar Energy, Inc.                                                                2,023
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              GAS UTILITIES (1.1%)
    38,700    Atmos Energy Corp.                                                                $  1,086
    44,700    New Jersey Resources Corp.                                                           2,101
    31,980    Southwest Gas Corp.                                                                    994
    54,800    WGL Holdings, Inc.                                                                   1,641
                                                                                                --------
                                                                                                   5,822
                                                                                                --------
              MULTI-UTILITIES (0.7%)
   127,900    PNM Resources, Inc.                                                                  3,304
                                                                                                --------
              Total Utilities                                                                     11,149
                                                                                                --------
              Total Common Stocks (cost: $466,857)                                               492,235
                                                                                                --------
              MONEY MARKET INSTRUMENTS (4.3%)

              MONEY MARKET FUNDS (4.3%)
 6,942,515    SSgA Money Market Fund, 4.97%(b)                                                     6,943
15,088,503    SSgA Prime Money Market Fund, 5.17%(b)                                              15,089
                                                                                                --------
              Total Money Market Instruments (cost: $22,032)                                      22,032
                                                                                                --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (13.8%)

              MONEY MARKET FUNDS (0.2%)
   925,013    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.27%(b)                        925
                                                                                                --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (13.6%)
   $ 9,000    Credit  Suisse  First  Boston  LLC,  5.28%,  acquired  on
                7/31/2007 and due 8/01/2007 at $9,000  (collateralized by $9,420 of Freddie Mac Discount Notes(d), 5.20%(c), due 1/28/2008;
                market value $9,183)                                                               9,000
    14,000    Deutsche Bank Securities, Inc., 5.28%, acquired on 7/31/2007 and due  8/01/2007  at  $14,000  (collateralized  by  $13,435 of
                Federal Home Loan Bank Bonds(d),  5.00%, due 2/04/2009;  $501 of
                Fannie Mae Notes(d), 5.59%, due 4/19/2027; combined
                market value $14,283)                                                             14,000
    23,000    Lehman Brothers, Inc., 5.25%, acquired on 7/31/2007 and
                due 8/01/2007 at $23,000 (collateralized by $23,470 of
                Fannie Mae Notes(d), 5.63%, due 7/15/2037;
                market value $23,463)                                                             23,000

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                                                         VALUE
     (000)    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   $24,000    Merrill Lynch Government Securities, Inc., 5.23%, acquired on 7/31/2007 and due 8/01/2007 at $24,000 (collateralized by
                $9,755 of Farmer Mac Notes(d), 5.13%, due 4/19/2017; $14,695
                of U.S. Treasury Notes, 3.75%, due 5/15/2008; combined
                market value $24,484)                                                           $ 24,000
                                                                                                --------
              Total Repurchase Agreements                                                         70,000
                                                                                                --------
              Total Short-Term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $70,925)                                            70,925
                                                                                                --------

              TOTAL INVESTMENTS (COST: $559,814)                                                $585,192
                                                                                                ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
JULY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2007.
         (b) Rate represents the money market fund annualized seven-day yield at July 31, 2007.
         (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
         * Non-income-producing security for the year ended July 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

ASSETS
  Investments in securities, at market value (including
     securities on loan of $64,916) (identified cost of $489,814)           $515,192
  Investment in repurchase agreements (cost approximates market value)        70,000
  Cash                                                                           527
  Receivables:
     Capital shares sold                                                         959
     USAA Transfer Agency Company (Note 6E)                                        5
     Dividends and interest                                                      341
     Securities sold                                                           6,237
     Other                                                                        38
                                                                            --------
        Total assets                                                         593,299
                                                                            --------
LIABILITIES
  Payables:
     Upon return of securities loaned                                         70,997
     Securities purchased                                                      7,249
     Capital shares redeemed                                                     359
  Accrued management fees                                                        360
  Accrued transfer agent's fees                                                   29
  Other accrued expenses and payables                                            101
                                                                            --------
        Total liabilities                                                     79,095
                                                                            --------
           Net assets applicable to capital shares outstanding              $514,204
                                                                            ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $437,225
  Accumulated undistributed net investment income                                501
  Accumulated net realized gain on investments                                51,100
  Net unrealized appreciation of investments                                  25,378
                                                                            --------
           Net assets applicable to capital shares outstanding              $514,204
                                                                            ========
  Capital shares outstanding                                                  33,636
                                                                            ========
  Net asset value, redemption price, and offering price per share           $  15.29
                                                                            ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SMALL CAP STOCK FUND
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1)                       $ 5,927
  Interest                                                                  853
  Securities lending (net)                                                  403
                                                                        -------
      Total income                                                        7,183
                                                                        -------
EXPENSES
  Management fees                                                         3,525
  Administration and servicing fees                                         690
  Transfer agent's fees                                                   1,341
  Custody and accounting fees                                               167
  Postage                                                                   143
  Shareholder reporting fees                                                 68
  Trustees' fees                                                              8
  Registration fees                                                          57
  Professional fees                                                          60
  Other                                                                      10
                                                                        -------
     Total expenses                                                       6,069
  Expenses paid indirectly                                                  (27)
                                                                        -------
     Net expenses                                                         6,042
                                                                        -------
NET INVESTMENT INCOME                                                     1,141
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                      60,086
  Change in net unrealized appreciation/depreciation                     (1,728)
                                                                        -------
     Net realized and unrealized gain                                    58,358
                                                                        -------
Increase in net assets resulting from operations                        $59,499
                                                                        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SMALL CAP STOCK FUND
YEARS ENDED JULY 31,

                                                                      2007         2006
                                                                  ---------------------
FROM OPERATIONS
  Net investment income                                           $  1,141     $    368
  Net realized gain on investments                                  60,086       25,061
  Change in net unrealized appreciation/depreciation
     of investments                                                 (1,728)     (19,667)
                                                                  ---------------------
     Increase in net assets resulting from operations               59,499        5,762
                                                                  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (640)           -
  Net realized gains                                               (24,700)     (23,993)
                                                                  ---------------------
     Distributions to shareholders                                 (25,340)     (23,993)
                                                                  ---------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        178,574      123,513
  Reinvested dividends                                              25,031       23,664
  Cost of shares redeemed                                          (98,728)     (64,948)
                                                                  ---------------------
     Increase in net assets from capital share transactions        104,877       82,229
                                                                  ---------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 6E)                                                   1            2
                                                                  ---------------------
Net increase in net assets                                         139,037       64,000
NET ASSETS
  Beginning of year                                                375,167      311,167
                                                                  ---------------------
  End of year                                                     $514,204     $375,167
                                                                  =====================
Accumulated undistributed net investment income:
  End of year                                                     $    501     $      -
                                                                  =====================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       11,543        8,613
  Shares issued for dividends reinvested                             1,690        1,723
  Shares redeemed                                                   (6,417)      (4,546)
                                                                  ---------------------
     Increase in shares outstanding                                  6,816        5,790
                                                                  =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SMALL CAP STOCK FUND
JULY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity  securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                 of  normal  trading  on the  NYSE  on a day the  Fund's  NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their NAV at the end of each business day.

              4. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Repurchase  agreements are valued at cost,  which  approximates market value.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is

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           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

                 that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations

36

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           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

              issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities,  income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities,  other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $4,000 and $23,000, respectively, resulting in a total reduction in Fund expenses of $27,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

38

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           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

              exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2007.

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           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended July 31, 2007, and 2006, was as follows:

                                               2007                   2006
                                           ----------------------------------
Ordinary income*                           $ 3,290,000            $ 9,013,000
Long-term realized capital gains            22,050,000             14,980,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $24,396,000
Undistributed long-term capital gains                              27,739,000
Unrealized appreciation of investments                             24,845,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2007, were $557,336,000 and $486,448,000, respectively.

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         As of July 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $560,347,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2007, for federal income tax purposes, were $56,324,000 and $31,479,000, respectively, resulting in net unrealized appreciation of $24,845,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2007, the Fund received securities-lending income of $403,000, which is net of the 20% income retained by Wachovia. As of July 31, 2007, the Fund loaned securities having a fair market value of approximately $64,916,000, which excludes $1,470,000 of securities on loan that were sold prior to July 31, 2007,

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           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         and received cash collateral of $70,997,000 for the loans. Of this amount, $70,925,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $72,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Small-Cap Core Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the

42

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           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

              performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Small-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $3,525,000, which included a performance adjustment of $75,000 that increased the base management fee of 0.75% by 0.02%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management

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           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

              Company, LLP (Wellington Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management manages. For the year ended July 31, 2007, the Manager incurred subadvisory fees, paid or payable to Batterymarch and Wellington Management, of $1,089,000 and $1,699,000, respectively.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $690,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2007, the Fund reimbursed the Manager $8,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.40% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time.

44

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           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

              For the year ended July 31, 2007, the Fund did not incur any reimbursable expenses.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,341,000. For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund less than $500 for transfer agent's fees related to certain shareholder transactions. Additionally, the Fund recorded a receivable from SAS of $5,000 of which $1,000 was for capital contributions related to corrections to certain other shareholder transactions and $4,000 was for adjustments to capital gains payable.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

              guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. The Manager has evaluated the application of FIN 48 to the Fund and, based on the analysis completed to date, has not identified a material impact on the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions on an ongoing basis.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

46

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           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

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           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED JULY 31,
                                             ------------------------------------------------------------------------------
                                                 2007              2006            2005                2004            2003
                                             ------------------------------------------------------------------------------
Net asset value at
    beginning of period                      $  13.99          $  14.80        $  11.82            $  10.38        $   9.61
                                             ------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income (loss)                  .04                 -             .00(a),(c)         (.04)(a)        (.08)(a)
    Net realized and unrealized gain             2.17               .26            3.34(a)             1.48(a)          .85(a)
                                             ------------------------------------------------------------------------------
Total from investment operations                 2.21               .26            3.34(a)             1.44(a)          .77(a)
                                             ------------------------------------------------------------------------------
Less distributions:
    From net investment income                   (.02)                -            (.01)                  -               -
    From realized capital gains                  (.89)            (1.07)           (.35)                  -               -
                                             ------------------------------------------------------------------------------
Total distributions                              (.91)            (1.07)           (.36)                  -               -
                                             ------------------------------------------------------------------------------
Net asset value at end of period             $  15.29          $  13.99        $  14.80            $  11.82        $  10.38
                                             ==============================================================================
Total return (%)*                               16.05(d)           1.90           28.54               13.87            8.01
Net assets at end of period (000)            $514,204          $375,167        $311,167            $192,264        $125,480
Ratio of expenses to average net
    assets (%)**(b)                              1.32(d)           1.30            1.34                1.40            1.40
Ratio of expenses to average net assets,
    excluding reimbursements (%)**(b)            1.32(d)           1.30            1.34                1.40            1.69
Ratio of net investment income (loss) to
    average net assets (%)**                      .25               .11             .02                (.35)           (.85)
Portfolio turnover (%)                         110.28             65.93           69.09              184.27          170.37

  * Assumes  reinvestment of all net investment  income and realized capital gain distributions  during the period.
 ** For the year ended July 31, 2007,  average net assets were $460,405,000.
(a) Calculated using average shares.
(b) Reflects  operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                 (.01%)            (.01%)          (.03%)              (.04%)          (.00%)(+)
(+) Represents less than 0.01% of average net assets.
(c) Represents less than $0.01 per share.
(d) For the year ended July 31, 2007, SAS voluntarily  reimbursed the Fund for a portion of the transfer  agent's fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2007, through July 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE        FEBRUARY 1, 2007 -
                                FEBRUARY 1, 2007       JULY 31, 2007          JULY 31, 2007
                                --------------------------------------------------------------
Actual                             $1,000.00             $1,011.90                $6.48
Hypothetical
  (5% return before expenses)       1,000.00              1,018.35                 6.51

         *Expenses are equal to the Fund's annualized expense ratio of 1.30%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.19% for the six-month period of February 1, 2007, through July 31, 2007.

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and
         Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance fee adjustment -- was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses. The Board also took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Trustees also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreements are paid by the Manager.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         party  in  its  report  (the   "performance   universe").   The  Fund's
         performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2006, and was lower than the average of its performance universe and exceeded the average of its Lipper index for the five-year period ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one- and three-year periods ended December 31, 2006, and in the bottom 50% of its performance universe for the five-year period ended December 31, 2006. The Board took into account management's discussion of the Fund's performance, including the improvement in such performance. The Board also took into account actions taken with respect to performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees and has also undertaken an expense limitation arrangement with the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also noted that the Manager pays the subadvisory fees and has also undertaken an expense limitation arrangement with the Fund. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current advisory fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include:

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate each Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2006, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2007

         performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the discussion of management regarding the factors that contributed to the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

 T R U S T E E S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of July 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2, 4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES  THE  TRUSTEE  IS AN  EMPLOYEE  OF  USAA  INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE  ADDRESS  FOR ALL  NON-INTERESTED  TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, Ph.D. (3, 4, 5, 6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO and SAS.

              ROBERTO GALINDO, Jr.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant   Vice   President,    Portfolio    Accounting/Financial
              Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

64

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

                   TRUSTEES     Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM ; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40054-0907                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2007 and 2006 were $393,763 and $356,180, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

-------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance     TOTAL
-------------------------------------------------------------------------------
FYE 07-31-2007     $     0            $     0           $     0      $      0
FYE 07-31-2006     $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------
TOTAL              $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09-28-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10-01-2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    09-28-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.